UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2015

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments:

Putnam Money Market Liquidity Fund

The fund's portfolio
6/30/15 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (19.8%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Federal Home Loan Banks unsec. discount notes	0.150	11/25/15		$11,217,000	$11,210,130

Federal Home Loan Banks unsec. discount notes	0.150	11/3/15		5,000,000	4,997,396

Federal Home Loan Banks unsec. discount notes	0.127	8/28/15		7,850,000	7,848,394

Federal Home Loan Banks unsec. discount notes	0.090	8/21/15		6,022,000	6,021,232

Federal Home Loan Banks unsec. discount notes	0.090	8/12/15		48,250,000	48,244,947

Federal Home Loan Banks unsec. discount notes	0.070	8/7/15		15,500,000	15,498,882

Federal Home Loan Banks unsec. discount notes	0.115	7/29/15		10,000,000	9,999,106

Federal Home Loan Mortgage Corporation unsec. discount notes	0.130	11/23/15		10,000,000	9,994,764

Federal Home Loan Mortgage Corporation unsec. discount notes	0.100	10/30/15		27,503,000	27,493,756

Federal Home Loan Mortgage Corporation unsec. discount notes	0.140	10/19/15		2,000,000	1,999,144

Federal Home Loan Mortgage Corporation unsec. discount notes	0.060	9/9/15		6,500,000	6,499,242

Federal Home Loan Mortgage Corporation unsec. discount notes	0.095	9/2/15		25,000,000	24,995,844

Federal Home Loan Mortgage Corporation unsec. discount notes	0.110	8/28/15		10,000,000	9,998,228

Federal Home Loan Mortgage Corporation unsec. discount notes	0.090	8/21/15		38,500,000	38,495,091

Federal Home Loan Mortgage Corporation unsec. discount notes	0.076	8/14/15		43,908,000	43,903,902

Federal Home Loan Mortgage Corporation unsec. discount notes	0.070	7/27/15		10,600,000	10,599,464

Federal Home Loan Mortgage Corporation unsec. discount notes	0.165	7/22/15		3,550,000	3,549,658

Federal Home Loan Mortgage Corporation unsec. discount notes	0.130	7/10/15		9,250,000	9,249,699

Federal Home Loan Mortgage Corporation unsec. discount notes Ser. RB	0.090	10/15/15		17,000,000	16,995,495

Federal Home Loan Mortgage Corporation unsec. discount notes Ser. RB	0.140	7/7/15		3,500,000	3,499,918

Federal National Mortgage Association unsec. discount notes	0.150	11/25/15		6,277,000	6,273,155

Federal National Mortgage Association unsec. discount notes	0.160	9/9/15		16,845,000	16,839,759

Federal National Mortgage Association unsec. discount notes	0.055	9/2/15		8,000,000	7,999,230

Federal National Mortgage Association unsec. discount notes	0.110	8/26/15		12,686,000	12,683,829

Federal National Mortgage Association unsec. discount notes	0.080	8/21/15		7,915,000	7,914,103

Federal National Mortgage Association unsec. discount notes	0.077	8/17/15		25,000,000	24,997,487

Total U.S. government agency obligations (cost $387,801,855)					$387,801,855

COMMERCIAL PAPER (19.7%)(a)
	Yield (%)	Maturity date		Principal amount	Value

ABN AMRO Funding USA, LLC	0.190	7/10/15		$5,000,000	$4,999,763

American Honda Finance Corp.	0.120	7/7/15		21,000,000	20,999,580

Apple, Inc.	0.095	7/23/15		9,000,000	8,999,478

BMW US Capital, LLC	0.120	7/10/15		11,000,000	10,999,670

BNP Paribas/New York, NY (France)	0.170	7/6/15		6,075,000	6,074,857

BPCE SA 144A (France)	0.125	7/10/15		9,750,000	9,749,695

Chevron Corp.	0.090	7/13/15		22,000,000	21,999,340

Coca-Cola Co. (The)	0.110	8/24/15		15,000,000	14,997,525

Commonwealth Bank of Australia (Australia)	0.180	8/28/15		10,000,000	9,997,100

DnB Bank ASA (Norway)	0.220	7/13/15		5,000,000	4,999,633

DnB Bank ASA 144A (Norway)	0.150	7/2/15		8,000,000	7,999,967

Export Development Canada (Canada)	0.110	8/10/15		25,000,000	24,996,944

General Electric Capital Corp.	0.140	7/9/15		18,000,000	17,999,440

Lloyds Bank PLC (United Kingdom)	0.120	7/14/15		9,600,000	9,599,584

National Australia Bank, Ltd. (Australia)	0.140	8/10/15		20,000,000	19,996,889

National Bank of Canada 144A (Canada)	0.210	7/23/15		20,000,000	19,997,433

Nestle Capital Corp.	0.140	7/8/15		18,000,000	17,999,510

Nordea Bank AB (Sweden)	0.280	10/19/15		1,725,000	1,723,524

Nordea Bank AB 144A (Sweden)	0.245	10/5/15		18,000,000	17,988,240

Procter & Gamble Co. (The)	0.070	7/1/15		15,000,000	15,000,000

Roche Holdings, Inc. (Switzerland)	0.100	8/7/15		7,000,000	6,999,281

Roche Holdings, Inc. (Switzerland)	0.110	7/28/15		2,275,000	2,274,812

Roche Holdings, Inc. (Switzerland)	0.120	7/13/15		9,000,000	8,999,640

Simon Property Group LP	0.160	7/20/15		20,000,000	19,998,311

Simon Property Group LP	0.160	7/1/15		1,500,000	1,500,000

State Street Corp.	0.200	9/16/15		19,000,000	18,991,872

Svenska Handelsbanken AB (Sweden)	0.170	7/13/15		22,000,000	21,998,753

Swedbank AB (Sweden)	0.140	7/8/15		2,500,000	2,499,932

Toronto-Dominion Holdings USA, Inc. 144A (Canada)	0.130	7/10/15		13,700,000	13,699,555

Toyota Motor Credit Corp.	0.140	8/6/15		22,000,000	21,996,920

Total commercial paper (cost $386,077,248)					$386,077,248

REPURCHASE AGREEMENTS (28.8%)(a)
				Principal amount	Value

Interest in $121,000,000 joint tri-party repurchase agreement dated 6/30/15 with Bank of Nova Scotia due 7/1/15 - maturity value of $50,000,139 for an effective yield of 0.100% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.125% to 8.125% and due dates ranging from 7/31/15 to 4/15/49, valued at $123,420,409)				$50,000,000	$50,000,000

Interest in $229,100,000 joint tri-party term repurchase agreement dated 6/25/15 with Citigroup Global Markets, Inc. due 7/2/15 - maturity value of $82,501,444 for an effective yield of 0.090% (collateralized by various U.S. Treasury notes and bonds and various mortgage backed securities with coupon rates ranging from 0.190% to 7.645% and due dates ranging from 7/30/15 to 5/15/45, valued at $233,682,000)				82,500,000	82,500,000

Interest in $329,000,000 joint tri-party repurchase agreement dated 6/30/15 with Citigroup Global Markets, Inc. due 7/1/15 - maturity value of $150,000,500 for an effective yield of 0.120% (collateralized by various mortgage backed securities with coupon rates ranging from 2.250% to 8.000% and due dates ranging from 6/15/18 to 5/15/45, valued at $335,580,000)				150,000,000	150,000,000

Interest in $50,000,000 tri-party term repurchase agreement dated 6/25/15 with J.P. Morgan Securities, LLC due 7/2/15 - maturity value of $50,000,681 for an effective yield of 0.070% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 11.000% and due dates ranging from 9/1/15 to 5/1/51, valued at $51,001,594)				50,000,000	50,000,000

Interest in $50,000,000 tri-party repurchase agreement dated 6/30/15 with J.P. Morgan Securities, LLC due 7/1/15 - maturity value of $50,000,153 for an effective yield of 0.11% (collateralized by a U.S. Treasury bond with a coupon rate of 5.000% and a due date of 5/15/37, valued at $51,000,286)				50,000,000	50,000,000

Interest in $416,015,000 joint tri-party repurchase agreement dated 6/30/15 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 7/1/15 - maturity value of $147,821,452 for an effective yield of 0.110% (collateralized by various mortgage backed securities with coupon rates ranging from 0.000% to 3.500% and due dates ranging from 9/1/43 to 5/1/45, valued at $424,335,301)				147,821,000	147,821,000

Interest in $100,000,000 joint tri-party term repurchase agreement dated 6/30/15 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 7/7/15 - maturity value of $35,600,554 for an effective yield of 0.080% (collateralized by various mortgage backed securities with coupon rates ranging from 3.500% to 4.000% and due dates ranging from 9/1/44 to 5/1/45, valued at $102,000,001)				35,600,000	35,600,000

Total repurchase agreements (cost $565,921,000)					$565,921,000

ASSET-BACKED COMMERCIAL PAPER (12.9%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Alpine Securitization Corp. 144A (Switzerland)	0.210	7/8/15		$10,000,000	$9,999,592

Chariot Funding, LLC	0.170	8/25/15		15,000,000	14,996,104

CHARTA, LLC	0.140	7/23/15		8,750,000	8,749,251

Collateralized Commercial Paper II Co., LLC 144A	0.220	9/2/15		20,000,000	19,992,300

Fairway Finance, LLC 144A (Canada)	0.210	10/2/15		21,000,000	20,988,608

Gotham Funding Corp. 144A (Japan)	0.170	7/6/15		22,000,000	21,999,481

Jupiter Securitization Co., LLC	0.143	7/6/15		9,975,000	9,974,802

Jupiter Securitization Co., LLC 144A	0.150	8/5/15		10,000,000	9,998,542

Liberty Street Funding, LLC (Canada)	0.180	7/20/15		5,000,000	4,999,525

Liberty Street Funding, LLC 144A (Canada)	0.180	7/23/15		16,000,000	15,998,240

Manhattan Asset Funding Co., LLC (Japan)	0.190	7/22/15		4,000,000	3,999,557

Manhattan Asset Funding Co., LLC (Japan)	0.250	7/6/15		18,000,000	17,999,375

MetLife Short Term Funding, LLC 144A	0.164	7/20/15		21,000,000	20,998,186

Old Line Funding, LLC	0.200	9/18/15		7,000,000	6,996,928

Old Line Funding, LLC 144A	0.240	8/21/15		13,000,000	12,995,580

Regency Markets No. 1, LLC	0.170	7/16/15		10,000,000	9,999,292

Regency Markets No. 1, LLC 144A	0.170	7/20/15		9,500,000	9,499,148

Thunder Bay Funding, LLC 144A	0.240	8/21/15		17,250,000	17,244,135

Thunder Bay Funding, LLC 144A	0.220	8/11/15		5,000,000	4,998,747

Working Capital Management Co. 144A (Japan)	0.170	7/2/15		10,800,000	10,799,949

Total asset-backed commercial paper (cost $253,227,342)					$253,227,342

CERTIFICATES OF DEPOSIT (6.4%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Australia & New Zealand Banking Group Ltd./New York NY	0.160	10/8/15		$19,500,000	$19,500,000

Canadian Imperial Bank of Commerce/New York, NY	0.140	7/27/15		21,500,000	21,500,000

Credit Agricole Corporate and Investment Bank/New York (France)	0.150	7/2/15		11,000,000	11,000,000

DnB Bank ASA/New York (Norway)	0.195	8/19/15		9,000,000	9,001,163

HSBC Bank USA, NA FRN	0.276	7/22/15		22,000,000	22,001,103

Royal Bank of Canada/New York, NY FRN (Canada)	0.267	7/23/15		15,200,000	15,200,680

Skandinaviska Enskilda Banken AB/New York, NY	0.210	7/8/15		2,600,000	2,600,035

Skandinaviska Enskilda Banken AB/New York, NY	0.200	7/23/15		3,000,000	3,000,110

Skandinaviska Enskilda Banken AB/New York, NY	0.160	7/30/15		13,925,000	13,926,009

Svenska Handelsbanken/New York, NY (Sweden)	0.220	9/8/15		2,000,000	2,000,019

Toronto-Dominion Bank/NY (Canada)	0.160	7/6/15		6,225,000	6,225,499

Total certificates of deposit (cost $125,954,618)					$125,954,618

U.S. TREASURY OBLIGATIONS (5.0%)(a)
	Yield (%)	Maturity date		Principal amount	Value

U.S. Treasury Notes(k)	0.099	1/31/17		$21,000,000	$20,999,324

U.S. Treasury Notes(k)	0.085	7/31/16		17,750,000	17,750,576

U.S. Treasury Notes(k)	0.084	4/30/16		17,950,000	17,950,499

U.S. Treasury Notes(k)	0.068	10/31/16		18,000,000	18,000,122

U.S. Treasury Notes(k)	0.060	1/31/16		23,650,000	23,647,873

Total U.S. treasury Obligations (cost $98,348,394)					$98,348,394

MUNICIPAL BONDS AND NOTES (4.5%)(a)
	Yield (%)	Maturity date	Rating(RAT)	Principal amount	Value

Duke University Commercial Paper, Ser. B-98	0.150	7/16/15		$10,000,000	$9,999,375

Johns Hopkins University Commercial Paper, Ser. C	0.130	8/18/15		8,000,000	8,000,000

President and Fellows of Harvard College Commercial Paper	0.110	7/7/15		18,206,000	18,205,666

Texas A&M University Commercial Paper, Ser. B	0.130	7/2/15		12,500,000	12,500,000

University of Chicago Commercial Paper, Ser. A	0.120	8/17/15		15,000,000	14,997,651

University of Chicago Commercial Paper, Ser. A	0.101	7/7/15		5,000,000	4,999,917

Yale University Commercial Paper	0.100	7/7/15		19,000,000	18,999,680

Total municipal bonds and notes (cost $87,702,289)					$87,702,289

TIME DEPOSITS (2.4%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Australia & New Zealand Banking Group, Ltd./Cayman Islands (Cayman Islands)	0.080	7/1/15		$19,000,000	$19,000,000

Credit Agricole Corporate and Investment Bank/Grand Cayman (Cayman Islands)	0.060	7/1/15		9,500,000	9,500,000

Svenska Handelsbanken/Cayman Islands (Sweden)	0.030	7/1/15		19,000,000	19,000,000

Total time deposits (cost $47,500,000)					$47,500,000

CORPORATE BONDS AND NOTES (0.5%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

US Bancorp, MN sr. unsec. unsub. notes Ser. MTN	2.450	7/27/15		$3,250,000	$3,255,162

Wells Fargo Bank, NA sr. unsec. FRN Ser. BKNT	0.555	7/20/15		6,300,000	6,301,313

Total corporate bonds and notes (cost $9,556,475)					$9,556,475

TOTAL INVESTMENTS

Total investments (cost $1,962,089,221)(b)					$1,962,089,221

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2014 through June 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,961,788,507.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
(k)	The rates shown are the current interest rates at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates fair value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$253,227,342	$—
Certificates of deposit	—	125,954,618	—
Commercial paper	—	386,077,248	—
Corporate bonds and notes	—	9,556,475	—
Municipal bonds and notes	—	87,702,289	—
Repurchase agreements	—	565,921,000	—
Time deposits	—	47,500,000	—
U.S. government agency obligations	—	387,801,855	—
U.S. treasury obligations	—	98,348,394	—

Totals by level	$—	$1,962,089,221	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of Nova Scotia	Citigroup Global Markets, Inc.	J.P. Morgan Securities, LLC	Merrill Lynch, Pierce, Fenner and Smith Inc.	Total

	Assets:
	Repurchase agreements	$50,000,000	$232,500,000	$100,000,000	$183,421,000	$565,921,000

	Total Assets	$50,000,000	$232,500,000	$100,000,000	$183,421,000	$565,921,000

	Total Financial and Derivative Net Assets	$50,000,000	$232,500,000	$100,000,000	$183,421,000	$565,921,000
	Total collateral received (pledged)##†	$50,000,000	$232,500,000	$100,000,000	$183,421,000
	Net amount	$—	$—	$—	$—

†	Additional collateral may be required from certain brokers based on individual agreements.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 28, 2015